Basis of Presentation	12 Months Ended
Jun. 30, 2024
Basis of Presentation
Basis of Presentation
2.	Basis of Presentation
a)	Statement of compliance

These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).

These consolidated financial statements have been prepared on a going concern basis.

b)	Basis of consolidation

The consolidated financial statements of the Company include the accounts of the Company and its subsidiaries. A subsidiary is an entity over which the Company has control. The Company controls an entity when the Company is exposed to, or has the rights to, variable returns from the Company’s involvement with the entity and has the ability to affect those returns through the Company’s power over the entity.

The results of the Company’s subsidiaries are included in the consolidated financial statements from the date that control commences until the date the control ceases. All intercompany transactions and balances have been eliminated.

The Company’s most significant subsidiaries are presented below:

Ownership
- Arkansas Lithium LLC	100%
- California Lithium Ltd.	100%
- SLL El Dorado South LLC	100%
- Standard Lithium US Holdings LLC	100%
- SWA Lithium Holdings LLC	100%
- Texas Lithium Corp.	100%

c)	Functional and presentation currency

Items included in the consolidated financial statements of the Company and its subsidiaries are measured using the currency of the primary economic environment in which each entity operates (“the functional currency”). The functional currency of the Company and its Canadian subsidiary is the Canadian dollar. The functional currency of its US subsidiaries is the United States dollar.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of transaction. Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are included in profit and loss.

2.	Basis of Presentation – continued

c)Functional and presentation currency – continued

The results and financial position of a subsidiary that has a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	Assets and liabilities are translated at the closing rate at the reporting date;
●	Income and expenses for each income statement are translated at average exchange rates for the period; and
●	All resulting exchange differences are recognised in other comprehensive income as cumulative translation adjustments.

When a foreign operation is sold, such exchange differences are recognised in profit or loss as part of the gain or loss on sale.

d)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for financial assets classified as fair value through profit or loss, which are stated at their fair value.

In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

e)	Critical accounting estimates and judgments

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities and contingent liabilities as at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Estimates and judgments are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Significant accounting judgments that management has made in the process of applying accounting policies and that have the most significant effect on the amounts recognised in the consolidated financial statements are as follows:

Assessment of Impairment indicators

At each reporting period end, management applies judgment in assessing whether there are any indicators of impairment relating to exploration and evaluation assets. If there are indicators of impairment, the recoverable amount of the related asset is estimated in order to determine the extent of any impairment. An impairment loss is recognised to the extent that the carrying amount exceeds the recoverable amount.

2.	Basis of Presentation – continued

e)Critical accounting estimates and judgments - continued

Management’s judgment in evaluating potential impairment indicators includes whether:

●	the right to explore in the specific area has expired during the period or will expire in the near future and is not expected to be renewed.
●	substantive expenditure on further E&E of mineral resources in the specific area is neither budgeted nor planned.
●	there has been no discovery of commercially viable quantities of mineral resources and the Company has decided to discontinue such activities in the specific area; and
●	sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the asset is unlikely to be fully recovered.

As at June 30, 2024, the Company has assessed its E&E assets and there were no indications of impairment.

The key sources of estimation uncertainty that have a significant risk of causing material adjustment to the amounts recognised in the financial statements are as follows:

Valuation of financial asset

Fair value of the financial asset is determined using a discounted cash flow methodology which uses the S&P corporate bond yield curve based on the credit rating of the third party and considers the probability of occurrence of reaching a positive final investment decision in either of our joint ventures, which is a key source of estimation uncertainty. The Company’s management engaged independent valuation consultants to assist in the valuation of the financial asset.

Valuation of investment in joint ventures

The Company holds an investment in joint ventures, which is accounted for using the equity method of accounting. The investment was initially recorded at fair value using a discounted cash flow methodology which uses production estimates and the expected forward price of lithium hydroxide. The Company’s management engaged independent valuation consultants to assist in the valuation of the joint ventures.

Valuation of investment in Aqualung Carbon Capture SA

The Company holds an investment in Aqualung Carbon Capture SA, a private company, which is measured at fair value through profit and loss.

Information relating to Aqualung Carbon Capture SA is considered when determining the fair value of the investment. In addition to company‐specific information, the Company takes into account trends in general market conditions and the share performance of comparable publicly‐traded companies when valuing privately‐held investments.

The determinations of fair value of the Company’s investment are subject to certain limitations. Financial information for the privately‐held investment may not be available and, even if available, that information may be limited and/or unreliable. Use of the valuation approach described above may involve uncertainties and determinations based on the Company’s judgment and any value estimated from these techniques may not be recognised or realisable.